Taxation - Cyprus IP box regime (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2021	Dec. 31, 2012
Taxation
Percentage of deemed deduction			80.00%
Period for amortization provisions			5 years
Maximum effective tax rate on eligible IP income.	2.50%
Percentage of tax loss set off limit		20.00%
Period for tax loss carry forward		5 years